Taxation (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of income tax [Abstract]
Disclosure of income tax expense

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2022	2021	2021
US Dollar million	Unaudited	Unaudited	Unaudited

South African taxation
Normal taxation	1	—	—
Prior year (over) under provision	—	(1)	(1)
	1	(1)	(1)

Foreign taxation
Normal taxation	87	115	252
Prior year under (over) provision	—	—	(3)
Deferred taxation
Temporary differences	3	14	52
Prior year under (over) provision	—	—	4
Change in estimate	3	4	6
Change in statutory tax rate	—	2	2
	93	135	313

	94	134	312